Submission	Mar. 12, 2026
Submission [Line Items]
Central Index Key	0002119322
Registrant Name	Deschutes Parent, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A